Intangible Assets	6 Months Ended
Jul. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

9	Intangible Assets

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s

Patents and licences
Cost	1,037	919
Accumulated amortisation and impairment	(820)	(718)
Net book amount	217	201

Brands
Cost	15,091	12,463
Impairment	(696)	-
Net book amount	14,395	12,463

Software
Cost	15,729	15,788
Accumulated amortisation and impairment	(15,453)	(15,440)
Net book amount	276	348

Goodwill
Costs	5,798	-
Impairment	(3,399)	-
Net book amount	2,399	-

Total intangible assets	17,287	13,012

(a) Movements in carrying amounts of intangible assets

	Goodwill NZ $000’s	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Total NZ $000’s
Year ended 31 January 2018
Balance at the beginning of the year	-	348	201	12,463	13,012
Additions	5,798	32	119	2,726	8,675
Disposals	-	(22)	-	-	(22)
Amortisation	-	(17)	(103)	-	(120)
Impairment (refer note 9e)	(3,399)	(64)	-	(696)	(4,159)
Foreign exchange movements	-	(1)	-	(98)	(99)
Closing value at 31 July 2018	2,399	276	217	14,395	17,287

	Goodwill NZ $000’s	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Total NZ $000’s
6 months ended 31 July 2017
Balance at the beginning of the period	-	1,957	536	12,206	14,699
Additions	-	101	-	-	101
Amortisation	-	(64)	(71)	-	(135)
Impairment	-	(1,650)	(264)		(1,914)
Foreign exchange movements	-	4	0	257	261
Closing value at 31 January 2018	-	348	201	12,463	13,012

(b) Impairment testing for indefinite-lived brand intangibles

Brand intangible assets represent brands owned by the Group, that arose on historical acquisitions including Pleasure State, Davenport and Lovable. The intangible assets increased in current period as result of the business combination with Naked Brand Group Inc. See note 15 for further information.

The brand intangible assets of $14,395,000 (31 January 2018: $12,463,000) are tested for impairment annually.

Impairment assumptions

Management has determined the recoverable amount of the indefinite-lived brand assets by assessing the fair value less cost of disposal (FVLCOD) of the underlying assets. The relief from royalty method adopted to complete the valuation determines, in lieu of ownership, the cost that would be required to obtain comparable rights to use the asset via a third-party licence arrangement. These calculations use cash flow projections based on financial budgets approved by management covering a five year period. Cash flows beyond the five year period are extrapolated using the estimated growth rates shown below. These growth rates do not exceed the long-term average growth rates for the industry. The result of the impairment assessment is that the carrying value exceeded the fair value less costs to sell by an amount of $696 thousand (31 January 2018: nil). As such, the indefinite-lived brand assets have been partially impaired during the half year ended 31 July 2018.

Management’s approach and the key assumptions used to determine the FVLCOD were as follows:

Sales growth: 2.5% (31 January 2018: 5%)
Royalty rate: 6.6% (31 January 2018: 6.6%)
Cash flow - revenue forecast period: 5 years (31 January 2018: 5 years)
Post-tax discount rate (%): 11.4% (31 January 2018: 11.4%)
Long term sales growth rate (%): 2% (31 January 2018: 2%)

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess indefinite-lived brand assets for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The sensitivities that have been separately modelled are as follows:

(a) a 2.1% increase in the post-tax discount rate
(b) sales growth rate reduced to 0%

The carrying amounts of the indefinite-lived brand intangible assets are sensitive to assumptions used in the impairment test calculations including the post-tax discount rate and sales growth rate. A 2.1% increase in the post-tax discount rate would result in an impairment of $1,739 thousand (31 January 2018: an increase of 1.5% would result an impairment of $929 thousand) against the carrying amount of the indefinite-lived brand intangibles. A reduction of the sales growth rate to 0% would result in an impairment of $1,341 thousand (31 January 2018: a reduction to 2% would result an impairment of $611 thousand) against the carrying amount of the indefinite-lived brand intangible assets.

(c) Impairment of goodwill

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of cash-generating unit (CGU)

31 July 2018 NZ $000’s
United States	5,798
Impairment expense	(3,399)
2,399

Impairment assumption

Goodwill was allocated to the Group’s operation in United States which is the cash generating unit (CGU) for the purpose of impairment testing. The recoverable amount of the CGU was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the estimated growth rates stated below. These growth rates do not exceed the long-term average growth rates for the industry.

The result of the impairment assessment is that the carrying value exceeded the fair value less costs to sell by an amount of $3.4m. As such, the goodwill has been partially impaired during the half year ended 31 July 2018.

Significant assumptions used for the purposes of the value-in-use calculation include:

United States

Post-tax discount rate - 10.25%

EBITDA growth rate - 10%

Terminal growth - 2%

Impact of possible changes in key assumptions

The directors have made judgements and estimates to assess goodwill for impairment. Should these judgements and estimates not occur the resulting carrying amount may decrease.

The sensitivities that have been separately modelled are as follows:
(a) a 3.25% increase in the post-tax discount rate
(b) sales growth rate reduced to 5%

The carrying amount of the goodwill is sensitive to assumptions used in the impairment test calculations including the post-tax discount rate and sales growth rate. A 3.25% increase in the post-tax discount rate would result in an impairment of $1,833 thousand against the carrying amount of the goodwill. A reduction of the sales growth rate to 5% would result in an impairment of $566 thousand against the carrying amount of the goodwill.

(e) Impairment of software

Impairment charge relating to software is due to management deciding to fully impair the costs on the ERP upgrade, as this software will need to be replaced and updated with more advanced system.